Exhibit 99.1

GM Financial Automobile Leasing Trust 2017-3

2.84% Exchange Note

Class A-1 1.35000% Asset Backed Notes

Class A-2A 1.72% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.01% Asset Backed Notes

Class A-4 2.12% Asset Backed Notes

Class B 2.40% Asset Backed Notes

Class C 2.73% Asset Backed Notes

Class D 2.83% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	02/01/18
End of Period:	02/28/18
Number of days in Interest Period (Actual/360):	28
Number of days in Collection Period:	28
Report Due Date:	03/16/18
Distribution Date:	03/20/18
Transaction Month:	6

2017-3				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	45,285	08/01/2017	09/20/2017	$1,090,137,186

Total	45,285			$1,090,137,186

RECONCILIATION OF 2017-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,005,942,680

{2} Reduction in Agg. Securitization Value due to payments				{2}	10,785,610
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,239,715
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	3,217,909
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	15,243,234

{7} End of period Aggregate Securitization Value					{7}	$990,699,446

{8} Pool Factor					{8}	90.878420%

RECONCILIATION OF 2017-3 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,053,000,000

{10} Beginning of period Exchange Note Balance					{10}	$968,805,494

{11} Exchange Note Principal Payment Amount					{11}	15,243,234

{12} End of period Exchange Note Balance					{12}	$953,562,260

{13} Note Pool Factor					{13}	90.556720%
RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$134,000,000	$200,000,000	$150,000,000	$310,000,000	$84,700,000

{15} Beginning of period Note Balance	{15}	$23,574,067	$200,000,000	$150,000,000	$310,000,000	$84,700,000

{16} Noteholders’ Principal Distributable Amount	{16}	15,243,234	0	0	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	1,021,135	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$7,309,698	$200,000,000	$150,000,000	$310,000,000	$84,700,000

{21} Note Pool Factor	{21}	5.454999%	100.000000%	100.000000%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$47,420,000	$44,100,000	$29,980,000		$1,000,200,000

{23} Beginning of period Note Balance	{23}	$47,420,000	$44,100,000	$29,980,000		$889,774,067

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		15,243,234
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		1,021,135
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$47,420,000	$44,100,000	$29,980,000		$873,509,698

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		87.333503%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$1,005,942,680

{31} Ending Designated Pool Balance							{31}	990,699,446
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	990,699,446

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$15,243,234

Interest calculation:
	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$968,805,494	$0	2.84%	30	30/360	$2,292,840

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2017-3 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$15,941,004
{37} Net Liquidation Proceeds collected during period							{37}	6,817,539
{38} Investment Earnings							{38}	21,283
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(21,283)
{40} Deposit from Servicer (LKE, Pull Ahead Program)							{40}	0

{41} Total Additions:								{41}	22,758,543

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	838,286
{43} To the 2017-3 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	2,292,840
{44} To the 2017-3 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	15,243,234
{45} To the 2017-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	162,556
{46} To the 2017-3 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments							{46}	4,221,627

{47} Total Distributions:								{47}	$22,758,543

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value					{48}	$1,005,942,680
{49} Ending Agg. Securitization Value					{49}	990,699,446
{50} Principal Distributable Amount {48} - {49}						{50}	15,243,234

{51} Noteholders’ Principal Carryover Amount						{51}	0

{52} Principal Distributable Amount + Noteholders’ Principal Carryover Amount							{52}	15,243,234

{53} Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance							{53}	16,264,369

{54} Noteholders’ Principal Distributable Amount Lessor of {52} and {53}								{54}	$15,243,234

Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$23,574,067	$0	1.35%	28	Actual/360	$24,753
{56}	Class A-2A	$200,000,000	0	1.72%	30	30/360	286,667
{57}	Class A-2B	$150,000,000	0	1.83375%	28	Actual/360	213,938
{58}	Class A-3	$310,000,000	0	2.01%	30	30/360	519,250
{59}	Class A-4	$84,700,000	0	2.12%	30	30/360	149,637
{60}	Class B	$47,420,000	0	2.40%	30	30/360	94,840
{61}	Class C	$44,100,000	0	2.73%	30	30/360	100,328
{62}	Class D	$29,980,000	0	2.83%	30	30/360	70,703
RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2017-3 Exchange Note Collections							{63}	$21,920,257
{64} Investment Earnings							{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account							{65}	21,283
{66} Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement							{66}	5,197
{67} Optional Purchase Price							{67}	0
{68} Indenture Section 5.4 disposition of Collateral							{68}	0
{69} Available Funds:								{69}	21,946,737

{70} Reserve Account Withdrawal Amount							{70}	0

{71} Total Distributable Funds:								{71}	21,946,737

Distributions:
{72} To the Successor Servicer, unpaid transition expenses, pro rata							{72}	0
{73} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{73}	417
{74} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{74}	208
{75} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata							{75}	0
{76} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{76}	24,753
{77} Class A-2A Noteholders’ Interest Distributable Amount pari passu							{77}	286,667
{78} Class A-2B Noteholders’ Interest Distributable Amount pari passu							{78}	213,938
{79} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{79}	519,250
{80} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{80}	149,637
{81} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{81}	0
{82} Class B Noteholders’ Interest Distributable Amount							{82}	94,840
{83} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{83}	0
{84} Class C Noteholders’ Interest Distributable Amount							{84}	100,328
{85} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{85}	0
{86} Class D Noteholders’ Interest Distributable Amount							{86}	70,703
{87} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{87}	0
{88} Noteholders’ Principal Distributable Amount							{88}	15,243,234
{89} To the Reserve Account, the Reserve Amount Required Amount							{89}	0
{90} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{90}	1,021,135
{91} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{91}	0
{92} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{92}	0
{93} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata							{93}	0
{94} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{94}	0
{95} To the Issuer Trust Certificateholders, the aggregate amount remaining							{95}	4,221,627

{96} Total Distributions:								{96}	$21,946,737

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
		Cumulative	Aggregate	Excess of	Total Available Funds		Lesser of
	Class	Note Balance	Securitization Value	(X) - (Y)	in Indenture Collection Account		(I) or (II)
{97}	Class A	$768,274,067	$990,699,446	$0		$20,751,867	$0
{98}	Class B	815,694,067	990,699,446	0		20,657,027	0
{99}	Class C	859,794,067	990,699,446	0		20,556,699	0
{100}	Class D	889,774,067	990,699,446	0		20,485,996	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION
{101} Excess Total Available Funds							{101}	$5,242,762

{102} Beginning Note Balance					{102}	889,774,067
{103} Principal payments through Indenture Section 8.3 (i) through (xv)					{103}	15,243,234
{104} Pro-Forma Note Balance						{104}	874,530,833

{105} Ending Aggregate Securitization Value					{105}	990,699,446
{106} 10.75% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,9.75% Thereafter ($117,189,748)					{106}	117,189,748
{107} Required Pro Forma Note Balance {105} - {106}						{107}	873,509,698

{108} Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}							{108}	1,021,135

{109} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{109}	$1,021,135

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{110} Ending Aggregate Securitization Value							{110}	$990,699,446
{111} End of Period Note Balance							{111}	953,562,260
{112} Overcollateralization							{112}	37,137,186
{113} Overcollateralization %								{113}	3.75%

Asset Backed Notes:
{114} Ending Aggregate Securitization Value							{114}	990,699,446
{115} End of Period Note Balance							{115}	873,509,698
{116} Overcollateralization							{116}	117,189,748
{117} Overcollateralization %								{117}	11.83%

RECONCILIATION OF 2017-3 CASH RESERVE ACCOUNT
{118} Specified Reserve Balance								{118}	$5,450,686

{119} Beginning of Period Reserve Account balance								{119}	$5,450,686
{120} Investment Earnings							{120}	5,197
{121} From the Indenture Collection Account, the Reserve Account Required Amount							{121}	0
{122} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{122}	0
{123} Total Reserve balance available:								{123}	5,455,883

{124} Specified Reserve Balance								{124}	5,450,686

{125} Release Excess Cash to Indenture Collection Available Funds								{125}	5,197

{126} End of period Reserve Account balance								{126}	$5,450,686

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER
								Dollars	Percentage

{127} Receivables with Scheduled Payment delinquent 61 days or more							{127}	$2,279,832	0.23%

{128} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40% )							{128}		Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	March 15, 2018

GM Financial

GMALT 2017-3

Supplemental Monthly Data

February 28, 2018

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,005,942,680	$777,042,190
Change	(15,243,234)	(4,068,416)

End of Period	$990,699,446	$772,973,774
Residual Value as % of Agg. Securitization Value		78.02%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	43,493	980,505,004	98.97%
31 - 60 days	333	7,914,610	0.80%
61 - 90 days	76	1,789,946	0.18%
91 - 120 days	21	489,886	0.05%

Total	43,923	990,699,446	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	5	95,959	336	9,862,996
Standard terminations	14	206,760	66	1,270,581

Total retained by lessee	19	302,719	402	11,133,577
Returned Vehicles
Early terminations	103	1,922,304	449	7,799,842
Standard terminations	66	992,887	161	2,494,312

Total returned to dealer	169	2,915,191	610	10,294,154
Charged off leases / Repossessed vehicles	54	1,239,715	349	8,014,492
Repurchases	0	0	1	31,196
Other	0	0	0	0

Total terminations	242	4,457,625	1,362	29,473,419

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,239,715	8,014,492
less: Sales proceeds	1,014,822	6,288,877
less: Excess wear and excess mileage received	0	0
less: Other amounts received	37,617	241,393

Net Credit (Gain) Loss	187,276	1,484,222

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	2,908,099	10,201,883
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	2,977,339	10,493,252
less: Excess wear and excess mileage received	919	3,967
less: Other recovery amounts	22,121	88,064

Residual (Gain) Loss	(92,280)	(383,400)

	Current Period	Prev. Month
Prepay Speed	0.1724%	0.0926%

Return Rate based on Scheduled to Terminate(2)	87.1134%	73.0337%

Return Rate based on Terminated Leases(3)	69.8347%	72.6257%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.